Equipment, net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Equipment, net
Current Portion of Long-Term Debt			$ 96,849
Depreciation	$ 12,556	$ 660	16,081	$ 1,263
Property, Plant, and Equipment			$ 120,155
Description of loan repayment	A repayment of loan schedule was $1,977 per month for the 72 months with an interest rate of $10.84%		A repayment of loan schedule is $1,898 per month for the first 36 months and then $2,590 per months for 30 months with an interest rate of $11.54%
Repayments of Debt	$ 104,732		$ 32,462
Interest Paid	955		$ 9,157
Purchased a vehicle	145,764
Financing loan purchase	118,776
Transfer from inventory to property and equipment	$ 95,297	$ 0